INITIAL PUBLIC OFFERING (Q1) (Details) - Initial Public Offering [Member] - $ / shares	Aug. 12, 2019	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering [Abstract]
Units issued (in shares)	25,000,000
Unit price (in dollars per share)	$ 10.00
Public Warrant [Member]
Initial Public Offering [Abstract]
Number of ordinary shares included in each unit (in shares)		0.5	0.5
Exercise price of warrant (in dollars per share)		$ 11.50	$ 11.50
Class A Ordinary Shares [Member]
Initial Public Offering [Abstract]
Number of ordinary shares included in each unit (in shares)		1	1
Number of ordinary shares called by each warrant (in shares)		1	1